Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest U.S. Equity Buffer ETF - March | FT Vest U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	14.59%	20.67%	(5.81%)